Evercore Equity Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 96.1%	Shares	Value
Beverages - 2.1%
Constellation Brands, Inc. - Class A	34,250	$9,307,780

Building Materials - 3.9%
Builders FirstSource, Inc.(a)	85,585	17,848,752

Chemicals - 2.6%
Celanese Corp.	69,960	12,023,326

Distributors - 1.9%
Pool Corp.	21,095	8,511,833

Drugs - 1.8%
Abbott Laboratories	73,210	8,321,049

Electrical Equipment - 4.9%
CDW Corp.	62,485	15,982,413
Generac Holdings, Inc.(a)	50,600	6,382,684
		22,365,097

Energy - 3.6%
Chevron Corp.	35,495	5,598,982
EOG Resources, Inc.	83,030	10,614,555
		16,213,537

Financial Services - 14.0%
BlackRock, Inc. - Class A	8,635	7,198,999
JPMorgan Chase & Co.	67,015	13,423,105
Mastercard, Inc. - Class A	35,505	17,098,143
Morgan Stanley	129,195	12,165,001
The Blackstone Group Inc. - Class A	106,060	13,933,102
		63,818,350

Health Care Services - 6.5%
Thermo Fisher Scientific, Inc.	26,635	15,480,528
UnitedHealth Group, Inc.	27,990	13,846,653
		29,327,181

Insurance - 2.4%
Chubb Ltd.	41,960	10,873,095

Office Equipment - 3.9%
Apple, Inc.	104,180	17,864,786

Pipelines - 2.6%
Williams Companies, Inc.	303,245	11,817,458

Property Management - 2.8%
CBRE Group, Inc. - Class A(a)	129,325	12,575,563

Restaurants - 2.3%
McDonald's Corp.	36,270	10,226,326

Retail - 2.6%
TJX Companies, Inc.	115,925	11,757,113

Semiconductors - 4.2%
NVIDIA Corp.	21,155	19,114,812

Services - 10.8%
Accenture PLC - Class A	34,325	11,897,388
Alphabet, Inc. - Class A(a)	44,825	6,765,438
Alphabet, Inc. - Class C(a)	95,020	14,467,745
Amazon.com, Inc.(a)	88,290	15,925,750
		49,056,321

Software - 9.2%
Adobe Systems, Inc.(a)	19,760	9,970,896
Ansys, Inc.(a)	21,600	7,498,656
Microsoft Corp.	58,350	24,549,012
		42,018,564

Specialty Retail - 12.2%
AutoZone, Inc.(a)	5,065	15,963,107
BorgWarner, Inc.	175,675	6,102,950
Crocs, Inc.(a)	78,165	11,240,127
Home Depot, Inc.	40,640	15,589,504
Nike, Inc. - Class B	69,730	6,553,225
		55,448,913

Telecommunications - 1.8%
American Tower Corp. - REIT	41,895	8,278,033
TOTAL COMMON STOCKS (Cost $185,770,682)		436,767,889

SHORT-TERM INVESTMENTS - 4.0%
Money Market Funds - 4.0%	Shares
Invesco Government & Agency Portfolio - Class Institutional, 5.231%(b)	17,965,782	17,965,782
TOTAL SHORT-TERM INVESTMENTS (Cost $17,965,782)		17,965,782

TOTAL INVESTMENTS - 100.1% (Cost $203,736,464)		$454,733,671
Liabilities in Excess of Other Assets - (0.1)%		(271,509)
TOTAL NET ASSETS - 100.0%		$454,462,162

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2024:

Evercore Equity Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$436,767,889	$–	$–	$436,767,889
Money Market Funds	17,965,782	–	–	17,965,782
Total Assets	$454,733,671	$–	$–	$454,733,671

Refer to the Schedule of Investments for industry classifications.